CONCENTRATION OF CREDIT RISK (Details Narrative)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Revenue percentage			13.00%
Total revenue percentage	10.00%	10.00%	21.00%
Description			The company has accounts receivable concentration with two customers that represent 21% and 16% of our accounts receivable. Overall, the company grew its accounts receivable approximately ending balance 25% in 2020 from year-end 2019, compared to an over 100% growth in sales for 2020. Day’s sales
Description of concentration of credit risk	Overall, the company grew its accounts receivable approximately ending balance 40% for the 3 months ending June 30, 2021 compared to the 3 months ending June 30, 2020, compared to an over 39% growth in sales for the same period. Day’s sales outstanding was less than 30 days as of June 30, 2021.
Customers [Member]
Percentage of accounts receivable	15.00%
Customers Two [Member]
Percentage of accounts receivable	14.00%
Customers Three [Member]
Percentage of accounts receivable	12.00%